Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
RMB
Balance as of January 1, 2012	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589
Gross increase in prior-period tax positions	3,146
Balance as of December 31, 2013	50,735
Offset per FASB ASU No. 2013-11—Income Taxes (Topic 740)	(4,808)
Gross increase in prior-period tax positions	7,928
Balance as of December 31, 2014	53,855

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current tax expense	56,467	29,436	25,607
Deferred tax income	(6,094)	(2,278)	(1,318)
Income tax expense	50,373	27,158	24,289

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Current deferred tax assets:
Operating loss carryforward	4,858	4,313
Less: valuation allowances	—	(4,313)
Current deferred tax asset, net	4,858	—

Non-current deferred tax assets:
Operating loss carryforward	36,053	33,930
Less: valuation allowances	(32,671)	(31,292)
Non-current deferred tax asset, net	3,382	2,638
Total	8,240	2,638

Deferred tax liabilities:
Intangible assets, net	5,646	6,769
Investment income	18,162	18,162
Total	23,808	24,931

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net income before income taxes and income of affiliates and discontinued operations	160,452	106,521	159,720
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	40,113	26,630	39,930
Expenses not deductible for tax purposes:
Entertainment	668	494	579
Other	3,312	1,635	1,664
Tax exemption and tax relief:
Tax rate differential	(3,947)	(16,347)	(29,497)
Change in valuation allowance	5,003	13,812	2,934
Uncertain tax provisions	4,003	3,148	7,928
Other	1,221	(2,214)	751
Income tax expense	50,373	27,158	24,289